LIQUIDITY RISKS AND OTHER UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
LIQUIDITY RISKS AND OTHER UNCERTAINTIES

NOTE 2 - LIQUIDITY RISKS AND OTHER UNCERTAINTIES

The unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”), which contemplates continuation of the Company as a going concern. The Company has incurred net losses every year since inception and has an accumulated deficit of approximately $44.2 million at September 30, 2023. The Company has limited operating history and has historically funded its operations through debt and equity financings. The Company incurred net losses of approximately $6.6 million, and negative cash flows from operations of $4.6 million for the nine months ended September 30, 2023. At September 30, 2023, the Company had cash balances totaling $3.2 million and investments of $10.8 million. The Company has determined that it has sufficient cash and liquidity to effect its business plan for at least one year from the issuance of the unaudited financial statements for the three and nine months ended September 30, 2023.

Additional financing will still be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements until it achieves commercial profitability, if ever. Such financing may not be available at acceptable terms, if at all. If the Company is unable to obtain additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business and financial condition.

Other risks and uncertainties:

The Company is subject to risks common to development stage biopharmaceutical companies including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, pre-clinical and clinical trial outcome risks, regulatory approval risks, uncertainty of market acceptance and additional financing requirements.

The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. There can be no assurance that the Company’s products will receive all of the required approvals or clearances. Approvals or clearances are also required in foreign jurisdictions in which the Company may license or sell its products.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed.

The Company is also dependent on several third party suppliers, in some cases a single source supplier including the contract research organization managing both of the Company’s current clinical studies, the supplier of the active pharmaceutical ingredient (API), as well as the contract manufacturer of the drug substance for the expected clinical development.

Nasdaq Listing

On April 5, 2023, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that the closing bid price per ADS was below the required minimum of $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Rule 5810(c)(3)(A), the Company had a period of one hundred eighty (180) calendar days, or until October 2, 2023 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. On August 1, 2023, the Company received a letter from Nasdaq stating that the Company’s closing bid price per ADS was at $1.00 or greater for the last 10 consecutive business days. Accordingly, the Company regained compliance with Listing Rule 5550(a)(2) and the matter was closed.

There can be no assurance that the Company will be able to maintain compliance with Nasdaq’s minimum bid-price requirement for continued listing. If the Company’s ADSs are delisted from Nasdaq, it will have a material negative impact on the actual and potential liquidity of the Company’s securities, as well as a material negative impact on the Company’s ability to raise future capital.

NOTE 2 - LIQUIDITY RISKS AND OTHER UNCERTAINTIES

The Company has incurred net losses every year since inception and has an accumulated deficit of approximately $37.5 million at December 31, 2022. The Company has historically funded its operations through debt and equity financings. On August 9, 2022, the Company completed an offering (the “August Offering”) of ordinary shares represented by ADSs and pre-funded warrants to purchase ordinary shares represented by ADSs with each ADS and pre-funded warrant accompanied by an ordinary warrant, for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million (see Note 14). On February 24, 2023, the Company completed an offering (the “February Offering”) of ordinary shares represented by ADSs and pre-funded warrants to purchase ordinary shares represented by ADSs with each ADS and pre-funded warrant accompanied by an ordinary warrant, for aggregate gross proceeds of $7.0 million, resulting in net proceeds of approximately $6.0 million (See Note 18). The Company believes that it has sufficient cash and liquidity to effect its business plan for at least one year from the issuance of these consolidated financial statements.

Additional financing will still be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements until it achieves commercial profitability, if ever. Such financing may not be available at acceptable terms, if at all. If the Company is unable to obtain additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business, results of operations and financial condition.

Other risks and uncertainties:

The Company is subject to risks common to development stage biopharmaceutical companies including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, pre-clinical and clinical trial outcome risks, regulatory approval risks, uncertainty of market acceptance, as well as unanticipated clinical trial costs and the ability to estimate such occurrences, if any, on the Company’s cash, liquidity, additional financing requirements, and availability.

The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. There can be no assurance that the Company’s products will receive all of the required approvals or clearances. Approvals or clearances are also required in foreign jurisdictions in which the Company may license or sell its products.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed.

The Company is also dependent on several third party suppliers, in some cases a single-source supplier which includes the supplier of the active pharmaceutical ingredient (API), as well as the contract manufacturer of the drug substance for the expected clinical development.

Coronavirus (“COVID-19”) created a global pandemic, which commenced in 2020. The Company’s operations, to date, have not been dramatically affected by COVID-19. However, the extent of any future impact on the Company’s operational and financial performance will depend on the possibility of a resurgence and resulting severity with respect to the Company’s access to API and drug product for clinical testing, as well as the Company’s ability to safely and efficiently conduct planned clinical trials.

Nasdaq Listing

On April 22, 2022, the Company received a letter from the Listing Qualifications staff (the “Staff”) of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that it is no longer in compliance with Nasdaq Listing Rule 5550(b)(1) requiring minimum stockholders’ equity of at least $2.5 million for continued listing on The Nasdaq Capital Market. Based on the Company’s Form 6-K, dated August 10, 2022, the Staff has determined that the Company complies with the minimum stockholder’s equity requirement, and the Company evidenced continued compliance for the year ended December 31, 2022.

On June 10, 2022, the Company received a letter from the Staff notifying the Company that the closing bid price per ADS was below the required minimum of $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2). On August 15, 2022, the Staff determined that the closing bid price of the Company’s ADSs was at $1.00 per ADS or greater for the preceding 10 business days, and the Company regained compliance with the minimum bid price requirement.

There can be no assurance that the Company will be able to maintain compliance with Nasdaq’s minimum stockholders’ equity requirement or minimum bid-price requirement for continued listing. If the Company’s ADSs are delisted from Nasdaq, it will have material negative impacts on the actual and potential liquidity of the Company’s securities, as well as material negative impacts on the Company’s ability to raise future capital.